As filed with the Securities and Exchange Commission on April 3, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21210

Alpine Income Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

Alpine Municipal Money Market Fund
Schedule of Investments
January 31, 2006 (Unaudited)

Principal
Amount		Value
Municipal Bonds- 96.8%
Alabama - 2.7%
	Butler County Industrial Development Authority Revenue - Series A
830,000	3.330%, 02/07/2006 (a) (b) (c)	$830,000
	Forsyth Housing Authority Multi-Family Revenue, Union Hill Apartments LP
1,325,000	3.300%, 02/07/2006 (a) (b) (c)	1,325,000
	McIntosh Industrial Development Revenue - CIBC
1,400,000	3.350%, 02/01/2006 (a) (c)	1,400,000
	Mobile Industrial Development Revenue, Hosea O Weaver & Sons
1,500,000	3.230%, 02/07/2006 (a) (b) (c)	1,500,000
	Montgomery Industrial Development Revenue, Dev-Kinpak Inc.
280,000	3.280%, 02/07/2006 (a) (b) (c)	280,000
	Montgomery Industrial Development Revenue, Norment Industries Inc.
1,260,000	3.230%, 02/07/2006 (a) (b) (c)	1,260,000
		6,595,000
Alaska - 0.8%
	Alaska Industrial Development & Export Authority - Lot 6
930,000	3.550%, 02/07/2006 (a) (b) (c)	930,000
	Alaska Industrial Develpoment & Export Authority - Lot 12
940,000	3.550%, 02/07/2006 (a) (b) (c)	940,000
		1,870,000
California - 0.4%
	Stockton Certificates, United Christian Schools
1,000,000	3.450%, 02/07/2006 (a) (b) (c)	1,000,000
Colorado - 8.3%
	Bachelor Gulch Metropolitan District
3,000,000	3.600%, 12/01/2006 (b)	3,000,000
	Broomfield Village Metropolitan District 2, Special Obligation Revenue
1,900,000	3.270%, 02/07/2006 (a) (b) (c)	1,900,000
	Colorado Housing & Finance Authority Economic Development Revenue, Top Shop - Series A
1,475,000	3.230%, 02/07/2006 (a) (b) (c)	1,475,000
	Colorado Housing & Finance Authority Economic Revenue, Casarosa & Denver Gasket
1,000,000	3.240%, 02/07/2006 (a) (b)	1,000,000
	Colorado State Agriculture Development Authority - Rocky Mountain Milling, LLC
2,500,000	3.270%, 02/07/2006 (a) (c)	2,500,000
	Four Mile Ranch Metropolitan District No. 1
1,000,000	3.500%, 12/01/2006 (b) (c)	1,000,000
	Jefferson County Industrial Development Revenue, EPI-Center LLC
2,177,000	3.230%, 02/07/2006 (a) (b) (c)	2,177,000
	Triview Metropolitan District - Series A
1,000,000	3.375%, 11/01/2006 (b) (c)	1,000,000
	Vail Multifamily Housing Revenue, Middle Creek Vilage Apartments - Series A
3,000,000	3.290%, 02/07/2006 (a) (b) (c)	3,000,000
	Wildgrass Metropolitan District
3,500,000	3.600%, 12/01/2006 (b)	3,500,000
		20,552,000
Delaware - 0.3%
	Delaware Economic Development Authority Waste Disposal, CIBA Specialty Chemicals - Series A
750,000	3.420%, 02/01/2006 (a) (c)	750,000
Georgia - 2.2%
	De Kalb County Housing Authority Revenue, Stone Mill Run Apartments
1,310,000	3.270%, 02/07/2006 (a) (b) (c)	1,310,000
	Douglas County Development Authority Revenue, Denyse Signs Inc.
1,510,000	3.270%, 02/07/2006 (a) (b) (c)	1,510,000
	Franklin County Industrial Building Authority Revenue, Ross Operating Valve Co.
290,000	3.280%, 02/07/2006 (a) (b) (c)	290,000
	Walton County Industrial Building Authority Revenue, Leggett & Platt Inc.
2,300,000	3.230%, 02/07/2006 (a) (b) (c)	2,300,000
		5,410,000
Illinois - 9.0%
	Carol Stream Industrial Development Revenue, MI Enterprises
1,030,000	3.270%, 02/07/2006 (a) (b) (c)	1,030,000
	Clinton Industrial Development Revenue, McElroy Metal Mill Inc.
1,105,000	3.290%, 02/07/2006 (a) (b) (c)	1,105,000
	Harvard Health Care Facility Revenue, Harvard Memorial Hospital Inc.
1,275,000	3.230%, 02/07/2006 (a) (b) (c)	1,275,000
	Illinois Development Finance Authority Revenue, Haskris Co.
1,340,000	3.620%, 02/07/2006 (a) (b) (c)	1,340,000
	Illinois Development Authority Multifamily Revenue, Butterfield Creek
800,000	3.270%, 02/07/2006 (a) (b) (c)	800,000
	Illinois Development Finance Authority Revenue, E. Kinast - Series A
1,625,000	3.120%, 02/07/2006 (a) (b) (c)	1,625,000
	Lakemoor Multifamily Revenue, Jupiter Realty Corp.
8,000,000	3.250%, 02/07/2006 (a) (b) (c)	8,000,000
	Phoenix Realty Special Account -U LP Multifamily Revenue, Brightons Mark
4,000,000	3.230%, 02/07/2006 (a) (b) (c)	4,000,000
	Southwestern Illinois Development Authority Revenue, Mattingly Lumber
3,080,000	3.220%, 02/07/2006 (a) (b) (c)	3,080,000
		22,255,000
Indiana - 1.8%
	Lawrence Industrial Economic Development Revenue, Southwark Metal Manufacturing Co.
980,000	3.300%, 02/07/2006 (a) (b) (c)	980,000
	Monroe County Industrial Economic Development Revenue, Textillery Weavers
1,000,000	3.630%, 02/07/2006 (a) (b) (c)	1,000,000
	Princeton Industrial Development Revenue, Orion Denki American Inc.
455,000	3.360%, 02/07/2006 (a) (b) (c)	455,000
	Shelbyville Industrial Economic Development Revenue, AFR Properties & American Resources
2,150,000	3.340%, 02/07/2006 (a) (b) (c)	2,150,000
		4,585,000
Iowa - 0.6%
	Eldridge Iindustrial Development Revenue, American Finishing Resources
1,515,000	3.440%, 02/07/2006 (a) (c)	1,515,000
Louisiana - 0.8%
	Local Government Environment Facilities Comunity Development Authority Revenue, Caddo-Bossier Parishes
2,000,000	4.040%, 02/07/2006 (a) (b) (c)	2,000,000
Maine - 2.0%
	Dover & Foxcroft Revenue, Pleasant River Lumber Co.
2,050,000	3.270%, 02/07/2006 (a) (b) (c)	2,050,000
3,000,000	3.270%, 02/07/2006 (a) (b) (c)	3,000,000
		5,050,000
Massachusetts - 4.5%
	Massachusetts Port Authority Revenue - Commercial Paper
5,000,000	3.250%, 02/08/2006	5,000,000
	Massachusetts Port Authority Revenue - Series II
6,100,000	3.120%, 02/07/2006 (a) (b) (c)	6,100,000
		11,100,000
Michigan - 3.8%
	Municipal Bond Authority Revenue, Detroit School District - Series A
4,500,000	3.750%, 03/21/2006 (b)	4,504,563
	Michigan Strategic Fund Ltd. Obligation Revenue Series A, Waterland Battle Creek Properties LLC
1,000,000	3.460%, 02/07/2006 (a) (b) (c)	1,000,000
	Michigan Strategic Fund Ltd. Obligation Revenue, Rudolph Etta Dejong - 1982
4,000,000	3.270%, 02/07/2006 (a) (b) (c)	4,000,000
		9,504,563
Minnesota - 3.9%
	East Grand Forks Solid Waste Disposal Revenue, American Crystal Suger Co.
4,500,000	3.270%, 02/07/2006 (a) (b) (c)	4,500,000
	Ramsey Industrial Development Revenue, Kilkenny LLC - Series A
3,810,000	3.320%, 02/07/2006 (a) (b) (c)	3,810,000
	St. Cloud Housing & Redevelopment Authority Industrial Development Revenue, CMMB LLP
1,480,000	3.590%, 02/07/2006 (a) (b) (c)	1,480,000
		9,790,000
Missouri - 4.9%
	Cabool Industrial Development Authority, Ameriduct Worldwide Inc.
2,600,000	3.240%, 02/07/2006 (a) (b) (c)	2,600,000
	Springfield Industrial Development Authority Revenue, DMP Properties LLC
2,105,000	3.270%, 02/07/2006 (a) (b) (c)	2,105,000
1,700,000	3.270%, 02/07/2006 (a) (b) (c)	1,700,000
	St. Joseph Industrial Development Authority Industrial Development Revenue, Albaugh Inc. - Series A
2,000,000	3.370%, 02/07/2006 (a) (b) (c)	2,000,000
	Washington Industrial Development Authority Industrial Revenue, Clemco Industries
3,750,000	3.300%, 02/07/2006 (a) (b) (c)	3,750,000
		12,155,000
Nebraska - 2.0%
	Nebhelp Inc, Series B
5,000,000	3.170%, 02/07/2006 (a) (b) (c) (d)	5,000,000
New Mexico - 1.7%
	Albuquerque Industrial Development Revenue, Karsten Company
1,360,000	3.240%, 02/07/2006 (a) (c)	1,360,000
	New Mexico Housing Authority Region III Multifamily Revenue, El Pueblo Apartments - Series A
1,300,000	3.270%, 02/07/2006 (a) (b) (c)	1,300,000
	New Mexico Housing Authority Region III Multifamily Revenue, Madeira Court Apartments - Series B
1,500,000	3.270%, 02/07/2006 (a) (b) (c)	1,500,000
		4,160,000
New York - 6.3%
	Erie County Industrial Development Agency Revenue, MMars - B&G Properties - Class B
910,000	3.450%, 02/07/2006 (a) (c)	910,000
	New York City Transitional Finance Authority Revenue - PT 406
13,160,000	2.830%, 02/07/2006 (a) (b) (c)	13,160,000
	Niagara County Industrial Development Agency Revenue, MMars Second Program - Series A
145,000	3.500%, 02/07/2006 (a) (c)	145,000
	Riverhead Industrial Development Authority Revenue, Altaire Pharmaceuticals
1,500,000	3.250%, 02/07/2006 (a) (b) (c)	1,500,000
		15,715,000
North Dakota - 0.3%
	Fargo Commercial Devlepment Revenue, Cass Oil Co..
640,000	3.190%, 02/07/2006 (a) (b) (c)	640,000
Ohio - 2.8%
	Cuyahoga County Industrial Development Revenue, Edge Seal Technologies
800,000	3.270%, 02/07/2006 (a) (b) (c)	800,000
	Hamilton County Economic Development Revenue, Union Institute
1,400,000	3.240%, 02/07/2006 (a) (b) (c)	1,400,000
	Portage County Industrial Development Revenue, NCSP Limited Partnership
2,510,000	3.350%, 02/07/2006 (a) (b) (c)	2,510,000
	Richland County Industrial Development Revenue, Mansfield Motel Partnership
2,250,000	3.130%, 02/07/2006 (a) (b) (c)	2,250,000
		6,960,000
Rhode Island - 0.6%
	Rhode Island Industrial Facilities Corp. Revenue, Greystone ot Lincoln
1,600,000	3.300%, 02/07/2006 (a) (b) (c)	1,600,000
South Carolina - 1.4%
	Dorchester County School District - No. 002
3,500,000	4.000%, 06/01/2006 (a) (b)	3,511,063
South Dakota - 1.0%
	Brookings Industrial Development Revenue, Lormar Development Co
1,500,000	3.260%, 02/07/2006 (a) (b) (c)	1,500,000
	South Dakota Economic Development Finance Authority Revenue, Vicom Ltd.
985,000	3.300%, 02/07/2006 (a) (b) (c)	985,000
		2,485,000
Tennessee - 2.7%
	Hamilton County Industrial Development Revenue, Hamilton Plastics Inc.
1,300,000	3.290%, 02/07/2006 (a) (b) (c)	1,300,000
	Jackson Health Educational & Housing Facility Board Revenue, Park Ridge Apartments
5,000,000	3.230%, 02/07/2006 (a) (b) (c)	5,000,000
	Jackson Health Educational & Housing Facility Board Revenue, Creekside Apartments
340,000	4.000%, 12/01/2006 (a) (b)	340,000
		6,640,000
Texas - 7.9%
	Gulf Coast Waste Disposal Authority, Republic Waste Services
2,000,000	3.300%, 02/07/2006 (a) (c)	2,000,000
	Montgomery County Industrial Development Revenue, Medical Manufacturing Partners
2,000,000	3.300%, 02/07/2006 (a) (b) (c)	2,000,000
	Port Arthur Naval District Revenue, Fina Oil & Chemical Company Project
11,225,000	3.260%, 02/01/2006 (a) (c)	11,225,000
	Port Corpus Christi Authority Nueces County Waste Disposal, Flint Hills Resources LP
1,500,000	3.330%, 02/07/2006 (a) (c)	1,500,000
3,000,000	3.330%, 02/07/2006 (a) (c)	3,000,000
		19,725,000
Utah - 1.0%
	Utah Housing Corporation Multifamily Revenue, Todd Hollow Apartments - Series A
2,500,000	3.470%, 02/07/2006 (a) (b) (c)	2,500,000
Virginia - 0.7%
	Louisa County Industrial Development Authority Revenue, University Virginia Health Services Foundation
1,860,000	3.040%, 02/07/2006 (a) (c)	1,860,000
Washington - 2.0%
	Washington Economic Development Finance Authority Revenue, B&H Dental Laboratory
1,985,000	3.230%, 02/07/2006 (a) (c)	1,985,000
	Washington Economic Development Finance Authority Revenue, Belina Interiors Inc. - Series F
1,110,000	3.240%, 02/07/2006 (a) (b) (c)	1,110,000
	Washington Economic Development Finance Authority Revenue, Hillstrom Ventures LLC
1,800,000	3.230%, 02/07/2006 (a) (c)	1,800,000
		4,895,000
Wisconsin - 6.7%
	Fox Lake Redevelopment Authority Revenue, Karavan Trailers Inc.
635,000	3.300%, 02/07/2006 (a) (b) (c)	635,000
2,750,000	3.300%, 02/07/2006 (a) (b) (c)	2,750,000
	Franklin Industrial Development Revenue, Howard Henz Co. Inc.
1,380,000	3.340%, 02/07/2006 (a) (b) (c)	1,380,000
	Franklin Industrial Development Revenue, Smyczek/ECS
1,750,000	3.260%, 02/07/2006 (a) (b) (c)	1,750,000
	Hull Industrial Development Revenue, Welcome Dairy Inc.
4,310,000	3.270%, 02/07/2006 (a) (b) (c)	4,310,000
	Neenah Industrial Development Revenue, Galloway Co.
560,000	3.500%, 02/07/2006 (a) (b) (c)	560,000
	Reedsburg Industrial Development Revenue, Cellox LLC
1,960,000	3.340%, 02/07/2006 (a) (b) (c)	1,960,000
	Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properites
1,700,000	3.340%, 02/07/2006 (a) (b) (c)	1,700,000
	Sheboygan Industrial Development Revenue, Polyfab & Gill-Janssen
1,300,000	3.300%, 02/07/2006 (a) (b) (c)	1,300,000
	Sturgeon Bay Industrial Development Revenue, Midwest Wire Realty
200,000	3.340%, 02/07/2006 (a) (b) (c)	200,000
Multistate - 13.7%		16,545,000
	Class B Revenue Bond Certificates - Series Trust 2004-1
11,220,000	3.470%, 02/07/2006 (a) (b) (c)	11,220,000
	Revenue Bond Certificate Series Trust 2005-1. Class B-1
5,000,000	3.460%, 02/07/2006 (a) (b) (c)	5,000,000
	Revenue Bond Certificate Series Trust 2004-1, Castlegate 1
2,000,000	3.470%, 02/07/2006 (a) (b) (c)	2,000,000
	Revenue Bond Certificate Series Trust 2004-1, Castlegate 2
2,000,000	3.470%, 02/07/2006 (a) (b) (c)	2,000,000
	Revenue Bond Certificate Series Trust 2004-13, Centennial
3,100,000	3.470%, 02/07/2006 (a) (b) (c)	3,100,000
	Floating Option Tax-Exempt Receipts, Regular Floats Mode A PPT-38
10,685,000	3.640%, 02/07/2006 (a) (b) (c)	10,685,000
		23,320,000
	Total Municipal Bonds	$240,372,626
Commercial Paper Tax Exempt - 2.0%
	Puerto Rico GDB	2,300,000
2,300,000	3.450% 04/06/2006
	Puerto Rico GDB	2,500,000
2,500,000	3.250% 07/24/2006
	Total Commercial Paper Tax Exempt	$4,800,000
Money Market Funds - 0.0%
39,245	Federated Government Obligations Fund	$39,245
	Total Money Market Funds	39,245
	Total Investments (Cost $245,211,871) - 98.8%	$245,211,871
	Other Assets in Excess of Liabilities - 1.2%	3,055,110
	TOTAL NET ASSETS - 100.0%	$248,266,981

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security - The rate reported is the rate in effect as of January 31, 2006. The date shown is the reset date
(b)	Security is backed by credit enhancement in the form of a Letter of Credit, Credit Support, or a Stanby Purchase Agreement.
(c)	Maturity date represents first available put data.
(d)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
GDB	Government Development Bank

Alpine Tax Optimized Income Fund
Schedule of Investments
January 31, 2006 (Unaudited)

Principal
Amount		Value
Corporate Bonds - 13.9%
	AOL Time Warner Inc
1,000,000	6.150%, 05/01/2007	$1,011,412
	Boeing Capital Corporation
1,800,000	5.750%, 02/15/2007	1,813,570
	CIT Group Inc.
500,000	4.000%, 05/08/2008	488,602
	Ford Motor Credit Company
3,000,000	6.875%, 02/01/2006	3,000,000
	Total Corporate Bonds	6,313,584
Municipal Bonds - 82.4%
Alabama - 3.9%
	Birmingham Special Care Facilities Financing Authority Revenue, Baptist Medical Centers
1,355,000	4.350%, 07/01/2006 (c)	1,359,431
	Mcintosh Industrial Development Revenue, CIBC
400,000	3.410%, 02/01/2006 (a) (c)	400,000
		1,759,431
Arizona - 1.0%
	Maricopa County Industrial Development Authority Multifamily Revenue, San Fernando Apartments LP - Series A
445,000	3.330%, 02/07/2006 (a) (b) (c)	445,000
Arkansas - 4.0%
	Magnolia Industrial Development Revenue, American Fuel Cell
100,000	3.390%, 02/07/2006 (a) (b) (c)	100,000
	Searcy Industrial Development Revenue, Yarnell Ice Cream Co.
1,700,000	4.020%, 01/01/2010 (a) (b) (c)	1,700,000
		1,800,000
California - 5.5%
	California Statewide Communities Development Authority Multi family Revenue, Oakwood Apartments
1,500,000	3.470%, 06/15/2006 (b) (c)	1,500,000
	California Statewide Communities Development Authority Solid Waste Facilities Revenue, Waste Management Inc.
1,000,000	2.900%, 04/01/2007 (b) (c)	988,390
		2,488,390
Delaware - 2.0%
	Delaware Economic Development Authority Waste Disposal, CIBA Specialty Chemicals - Series A
900,000	3.420%, 02/01/2006 (a) (c)	900,000
Indiana - 4.4%
	Vigo County Industrial Development Revenue Republic Services Inc.
2,000,000	3.380%, 02/07/2006 (a) (c)	2,000,000
Kentucky - 1.7%
	Shelby County Industrial Building Revenue, Roll Forming Corp.
785,000	3.250%, 02/07/2006 (a) (b) (c)	785,000
Louisiana - 19.0%
	Ascension Parish Waste Disposal, Alliedsignal Inc.
2,000,000	3.370%, 02/07/2006 (a) (c)	2,000,000
	Caddo-Bossier Parishes Port Commission, Shreveport Fabrications
900,000	4.040%, 02/07/2006 (a) (c)	900,000
	Jefferson Parish LA Industrial Development Board, Sara Lee Corp
2,200,000	4.270%, 02/01/2006 (a) (c)	2,200,000
	Local Government Environment Facilities Community Development Authority Revenue, Caddo-Bossier Parishes
3,500,000	4.040%, 02/07/2006 (a) (b) (c)	3,500,000
		8,600,000
Maryland - 2.2%
	Maryland Health and Higher Educational Facilities Authority Revenue, Loyola College - Series B
1,000,000	3.450%, 10/03/2006 (a) (c)	1,000,000
Massachusetts - 10.4%
	Massachusetts State Industrial Finance Agency Revenue, Asahi/America Inc.
1,150,000	3.125%, 03/01/2009 (c)	1,128,288
	Massachusetts State Port Authority Revenue, Delta Air Lines
2,200,000	3.450%, 03/02/2006 (a) (c)	2,200,000
	Massachusetts State Port Authority Revenue, Delta Air Lines
1,400,000	3.750%, 03/02/2006 (a) (c)	1,400,000
		4,728,288
Michigan - 4.4%
	Michigan Strategic Fund, Dow Chemical Company
1,000,000	3.800%, 06/01/2006 (a) (c)	1,000,670
	Michigan Strategic Fund, Waste Management Inc.
1,000,000	3.150%, 02/01/2006 (a) (c)	1,000,600
		2,001,270
New Jersey - 8.3%
	Bayonne Bond Anticipation Notes
1,000,000	4.500%, 06/29/2006	1,001,050
	Bayonne Tax Anticipation Notes, Series A
500,000	5.000%, 10/13/2006	503,205
	Bayonne Tax Anticipation Notes, Series B
500,000	5.000%, 12/11/2006	502,510
	New Jersey Educational Facilities Authority Revenue, Stevens Institute of Technology
515,000	4.000%, 07/01/2006	515,788
	Tobacco Settlement Finance Corporation
1,195,000	5.750%, 06/01/2012	1,237,769
		3,760,322
New York - 1.1%
	Westchester Tobacco Asset Securitization Corporation
500,000	5.000%, 06/01/2015	500,705
Ohio - 1.8%
	Ohio Air Quality Development Authority Revenue, Ohio Edison
800,000	3.170%, 02/01/2006 (a) (c)	800,000
Oklahoma - 1.8%
	Tulsa County Industrial Authority, AFH Tulsa LLC
800,000	5.125%, 03/02/2006 (a) (c)	800,000
South Carolina - 2.2%
	Charleston County Industrial Revenue, Tandy Corporation
1,000,000	4.350%, 02/07/2006 (a) (c)	1,000,000
Tennessee - 4.4%
	Educational Funding South Inc, Series B - 1
2,000,000	3.300%, 03/02/2006 (a) (b) (c)	2,000,000
Texas - 2.7%
	Cypress-Fairbanks Independent School District - Series B
1,200,000	5.000%, 08/15/2007	1,227,888
Wisconsin - 1.6%
	Oconomowoc Area School District - Taxable
700,000	4.950%, 08/01/2006	699,839
	Total Municipal Bonds	37,296,133
Commercial Paper Tax Exempt - 4.9%
	Puerto Rico GDB	1,000,000
1,000,000	3.500% 04/03/2006
	Puerto Rico GDB	1,200,000
1,200,000	3.850% 10/02/2006	2,200,000
	Total Commercial Paper Tax Exempt	3,400,000
Short-Term Investments - 0.2%
90,291	Federated Government Obligations Fund	90,291
	Total Investments (Cost $45,866,991) - 101.4%	45,900,008
	Liabilities, less other Assets - (1.4)%	(611,915)
	TOTAL NET ASSETS - 100.0%	$45,288,093

(a)	Variable Rate Security - The rate reported is the rate in effect as of January 31, 2006.
(b)	Security is backed by credit enhancement in the form of a Letter of Credit, Credit Support, or a Standby Purchase Agreement.
(c)	Maturity date represents first available put date.
GDB	Government Development Bank

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:
Municipal
Money Market Fund
Cost of investments	$245,211,871
Gross unrealized appreciation	0
Gross unrealized depreciation	0
Net unrealized appreciation	$0

Tax Optimized
Income Fund
Cost of investments	$45,866,991
Gross unrealized appreciation	101,575
Gross unrealized depreciation	(68,558)
Net unrealized appreciation	$33,017

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Income Trust

By (Signature and Title) /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date   03/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date   03/29/2006

By (Signature and Title)* /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date   03/29/2006

* Print the name and title of each signing officer under his or her signature.